MainStay Balanced Fund (Prospectus Summary): | MainStay Balanced Fund
MainStay Balanced Fund

THE MAINSTAY GROUP OF FUNDS

MainStay Balanced Fund

Supplement dated March 23, 2012 (“Supplement”)

to the Prospectus for MainStay Income and Blended Funds,

dated February 28, 2012 (“Prospectus”)

This Supplement updates certain information contained in the Prospectus for MainStay Balanced Fund (“Fund”).  You may obtain copies of the Fund’s Summary Prospectus, Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Fund’s website at mainstayinvestments.com. Please review this important information carefully.

Effective immediately, the first paragraph in the section entitled “Equity Investment Process” on page 66 is hereby restated as follows to revise the market capitalization range of the Russell Midcap ® Index:

Equity Investment Process: Madison Square Investors LLC, the Fund's Subadvisor, manages the equity portion of the Fund. The Subadvisor generally invests in mid-capitalization, value oriented stocks, but may also invest in large capitalization, value oriented stocks. The Subadvisor considers mid-capitalization stocks to be those with a market capitalization that, at the time of investment, are similar to the companies in the Russell Midcap ® Index (which ranged from $117.3 million to $20.5 billion as of December 31, 2011), the S&P MidCap 400 ® Index (which ranged from $444.6 million to $8.0 billion as of December 31, 2011), or a universe selected from the smallest 800 companies of the largest 1,000 companies, ranked by market capitalization. Mid-capitalization stocks are common stocks of mid-size U.S. companies that tend to be well known, and to have a large amount of stock outstanding compared to small-capitalization stocks.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.